UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	11/30/05

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus New Jersey Municipal Money Market Fund, Inc.

ANNUAL REPORT November 30, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
22	Report of Independent Registered
Public Accounting Firm
23	Important Tax Information
24	Board Members Information
26	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus New Jersey
Municipal Money Market Fund, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this new annual report for Dreyfus New Jersey Municipal Money Market Fund, Inc., covering the ten-month period from February 1, 2005, through November 30, 2005. Inside, you'll find information about the fund's recent fiscal year change and how the fund was managed during this abridged reporting period, including a discussion with the fund's portfolio manager, Joseph Irace.

The U.S. economy demonstrated remarkable resiliency over the past year, expanding at a steady pace despite the headwinds of soaring energy prices, higher interest rates and the dislocations caused by the Gulf Coast hurricanes. As short-term interest rates climbed, so too have yields of tax-exempt money market instruments, offering investors incrementally higher yields as compared to yields at the start of the reporting period.

As the end of 2005 approaches, the U.S. economy and financial markets may be reaching an inflection point. Investors' reactions to a change in leadership at the Federal Reserve Board and the effects of higher fuel prices on the rate of inflation may set the tone for the financial markets in 2006.As always, we encourage you to discuss these and other market forces with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation December 15, 2005

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus New Jersey Municipal Money Market Fund, Inc. perform during the period?

The fund's reporting period has changed from a fiscal year that ends January 31 to one that ends November 30.While this change should have no impact on the way the fund is managed, shareholders will now receive annual and semi-annual reports according to the new fiscal year-end.

For the 10-month period between the end of the fund's previous fiscal year and the end of its new fiscal year on November 30, 2005, the fund produced an annualized yield of 1.78% .Taking into account the effects of compounding, the fund also produced an annualized effective yield of 1.80% .1

Money market yields climbed steadily over the reporting period as the Federal Reserve Board (the "Fed") continued to raise the overnight federal funds rate at each of seven meetings of its Federal Open Market Committee ("FOMC").

What is the fund's investment approach?

The fund's objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The fund also seeks to maintain a stable $1.00 share price. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state income taxes.

When pursuing the fund's objective, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market municipal obligations that provide income exempt from federal and New Jersey state income taxes. Second, we actively manage the fund's average maturity in anticipation of interest-rate trends and supply-and-demand changes in New Jersey's short-term municipal marketplace.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

For example, if we expect an increase in short-term supply, we may reduce the weighted average maturity of the fund, which should better position the fund to purchase new securities with higher yields, if higher yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities generally are issued with maturities in the one-year range and tend to lengthen the fund's weighted average maturity. If we anticipate limited new-issue supply, we may extend the fund's average maturity to maintain then-current yields for as long as we think practical.At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

In response to relatively robust economic growth — including rising corporate and consumer spending and a gradually improving labor market — the Fed raised short-term interest rates at each of seven FOMC meetings during the reporting period, driving the overnight federal funds rate from 2.25% to 4%. As short-term interest rates moved steadily higher, so did tax-exempt money market yields.

The fund also was influenced by an improving fiscal environment in New Jersey, including higher tax revenues in the recovering economy and progress toward reducing the state's structural budget imbalances. Due to these factors, one of the major bond rating agencies upgraded its credit rating for New Jersey's longer-term general obligation debt. However, New Jersey faces a number of future budget challenges, including substantial public pension shortfalls.

In this environment, we generally maintained our focus on securities with maturities of six months or less. This strategy was designed to maintain liquidity and keep funds available for higher-yielding tax-exempt instruments as they became available. However, most money market funds adopted a similar strategy, and the industry's weighted average maturity in May 2005 fell to the shortest point on record.

In our attempts to capture opportunities for higher yields, we maintained the fund's weighted average maturity in a range that was modestly longer than industry averages for much of the reporting period. To achieve this position, we focused on commercial paper, which generally provided significantly higher yields than variable-rate demand notes and helped us avoid locking in yields of one-year notes in the rising interest-rate environment.We attempted to "ladder" the fund's holdings over three to six months to protect its yield and ensure that funds would be available for reinvestment should interest rates rise further.

What is the fund's current strategy?

Over the near term, we expect to prepare the fund for technical forces that tend to affect tax-exempt money market instruments at year-end. Over the longer term, stronger-than-expected data appear to indicate that the U.S. economy remains on a path of strong and sustainable growth.Yet, despite 12 consecutive rate hikes by the Fed since June 2004, short-term interest rates remain relatively low by historical stan-dards.These factors suggest that the Fed is likely to continue to raise short-term interest rates in early 2006.

We have continued to maintain a laddered portfolio of short-term instruments that give the fund the liquidity it needs to capture higher yields as they arise.While we have also identified a limited number of attractive values among newly issued municipal notes with longer maturities, shorter-term instruments generally enabled us to avoid locking in yields of one-year notes in a rising rate environment. Of course, we are prepared to revise our strategies as economic and market conditions change.

December 15, 2005

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ' S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Money Market Fund, Inc. from June 1, 2005 to November 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2005

Expenses paid per $1,000 †	$ 3.32
Ending value (after expenses)	$1,009.60

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2005

Expenses paid per $1,000 †	$ 3.35
Ending value (after expenses)	$1,021.76

† Expenses are equal to the fund's annualized expense ratio of .66%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS November 30, 2005
	Principal
Tax Exempt Investments—99.3%	Amount ($)		Value ($)

Bedminster Township, GO Notes, BAN 3.76%, 6/30/2006	1,446,130		1,453,342
Bergen County Improvement Authority, MFHR
(Kentshire Apartments Project)
3.02% (Insured; FNMA and Liquidity Facility; FNMA)	15,000,000	[a]	15,000,000
Brick Township, Notes, BAN
3.17%, 2/23/2006	3,500,750		3,505,698
Camden County Improvement Authority:
Health Care Redevelopment Revenue
(Cooper Health System Project)
3.13% (LOC; Commerce Bank N.A.)	7,000,000	[a]	7,000,000
Revenue (Congregation Beth-El)
3.09% (LOC; Commerce Bank N.A.)	2,195,000	[a]	2,195,000
Chatham Borough, GO Notes, BAN 3.45%, 8/16/2006	1,000,000		1,003,428
Essex County Improvement Authority,
Private Schools Revenue
(The Children's Institute Project)
3.11% (LOC; Wachovia Bank)	1,990,000	[a]	1,990,000
Hopatcong Borough, GO Notes, BAN
3.95%, 9/22/2006	1,605,900		1,618,490
Jefferson Township, GO Notes, BAN
3.21%, 2/3/2006	2,168,300		2,171,642
Middlesex County, GO Notes, BAN 3.19%, 1/9/2006	9,000,000		9,004,724
Montville Township, GO Notes, BAN
3.47%, 5/25/2006	11,591,000		11,625,688
Mount Laurel Township, GO Notes, BAN
3.97%, 5/26/2006	3,238,000		3,253,382
New Jersey:
GO Notes, TRAN 3.95%, 6/23/2006	15,625,000		15,720,837
3.07% (Insured; AMBAC and
Liquidity Facility; Merrill Lynch)	16,990,000	[a,b]	16,990,000
New Jersey Building Authority, State Building
Revenue, Lease Appropriation (Putters Program)
3.05% (Insured; MBIA and Liquidity Facility;
JPMorgan Chase Bank)	3,780,000	[a,b]	3,780,000
New Jersey Economic Development Authority:
EDR:
(A. F. L. Quality Inc. Project)
3% (LOC; Bank of America)	1,100,000	[a]	1,100,000
(Epiphany House Inc. Project)
3.11% (LOC; Wachovia Bank)	2,985,000	[a]	2,985,000
(Institute of Electrical Engineers)
3.06% (LOC; Wachovia Bank)	2,675,000	[a]	2,675,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

New Jersey Economic Development Authority (continued):
EDR (continued):
(Kenwood USA Corp. Project)
3.03% (LOC; The Bank of New York)	6,000,000	[a]	6,000,000
(Marco Holdings LLC)
3.16% (LOC; Wachovia Bank)	335,000	[a]	335,000
(Meridian Assisted Living Shrewsbury)
3.05% (Insured; FNMA and Liquidity Facility; FNMA)	5,250,000	[a]	5,250,000
Refunding:
(Jewish Community Metropolitan West)
3.06% (LOC; Wachovia Bank)	1,000,000	[a]	1,000,000
(R. Realty Co. Project)
3.06% (LOC; Wachovia Bank)	1,455,000	[a]	1,455,000
(Republic Services Inc. Project)
3% (LOC; Bank of America)	2,000,000	[a]	2,000,000
(Stamato Realty LLC Project)
3.08% (LOC; Valley National Bank)	3,855,000	[a]	3,855,000
(Stone Brothers Secaucus Project)
3.09% (LOC; Valley National Bank)	3,100,000	[a]	3,100,000
(Superior Bakers Inc.)
3.05% (LOC; PNC Bank N.A.)	2,035,000	[a]	2,035,000
Gas Facilities Revenue
(NUI Corporation Projects) 3.10% (Insured;
MBIA and Liquidity Facility; Morgan Stanley)	3,000,000	[a,b]	3,000,000
Industrial Revenue:
(Buchanan and Zweigle Project)
3.16% (LOC; Wachovia Bank)	2,415,000	[a]	2,415,000
(Economic Growth Program):
3.11% (LOC; Wachovia Bank)	35,000	[a]	35,000
3.11% (LOC; Wachovia Bank)	510,000	[a]	510,000
3.26% (LOC; Wachovia Bank)	260,000	[a]	260,000
(Falcon Safety Products Project)
3.05% (LOC; PNC Bank N.A.)	2,670,000	[a]	2,670,000
(RFC Container Co. Inc.)
3.05% (LOC; PNC Bank N.A.)	1,195,000	[a]	1,195,000
LR:
(Putters Program) 3.06% (Insured; FSA and
Liquidity Facility; JPMorgan Chase Bank)	1,920,000	[a,b]	1,920,000
(Somerset Hills YMCA Project)
3.09% (LOC; Commerce Bank N.A.)	4,000,000	[a]	4,000,000
Recreational Revenue
(Young Men's Christian Association)
3.11% (LOC; Wachovia Bank)	1,475,000	[a]	1,475,000

8

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

New Jersey Economic Development Authority (continued):
Revenues:
3.09% (Liquidity Facility; Citibank N.A.)	9,375,000	[a,b]	9,375,000
(Catholic Charities)
3.01% (LOC; Wachovia Bank)	1,590,000	[a]	1,590,000
(CPC Behavioral Health Care)
3.11% (LOC; Wachovia Bank)	3,795,000	[a]	3,795,000
(Cranes Mill Project)
3.10% (LOC; Unicredito Italiano SPA)	6,095,000	[a]	6,095,000
(Developmental Disabilities)
3.11% (LOC; Wachovia Bank)	2,420,000	[a]	2,420,000
(Four Woodbury Mews Project)
3.15% (LOC; Bank of America)	6,600,000	[a]	6,600,000
(Parke Place Associates Project)
3.19% (LOC; Commerce Bank N.A.)	1,355,000	[a]	1,355,000
(Putters Program) 3.05% (Insured; FSA and
Liquidity Facility; JPMorgan Chase Bank)	1,970,000	[a,b]	1,970,000
(Three Woodbury Mews Project)
3.15% (LOC; Bank of America)	9,525,000	[a]	9,525,000
School Revenue:
Refunding (Blair Academy)
3.06% (LOC; Wachovia Bank)	5,415,000	[a]	5,415,000
(Stuart Country Day School)
3.01% (LOC; Allied Irish Bank PLC)	5,085,000	[a]	5,085,000
Special Facilities Revenue
(Port Newark Container LLC)
3.01% (LOC; Citibank N.A.)	31,000,000	[a]	31,000,000
Thermal Energy Facilities Revenue:
(Thermal Energy Limited):
3.01% (LOC; Bank One)	4,100,000	[a]	4,100,000
3.01% (LOC; Bank One)	10,900,000	[a]	10,900,000
New Jersey Health Care Facilities Financing Authority,
Revenue:
(Saint Mary's Hospital)
3.04% (LOC; Valley National Bank)	1,100,000	[a]	1,100,000
(Saint Peters University Hospital)
3.05% (LOC; Bank of America)	1,750,000	[a]	1,750,000
New Jersey Housing and Mortgage Finance Agency,
Revenue (Merlots Program) 3.06% (Insured; MBIA
and Liquidity Facility; Wachovia Bank)	1,100,000	[a,b]	1,100,000
New Jersey Transit Corporation,
Revenue, GAN
5.38%, 2/1/2006 (Insured; AMBAC)	4,000,000		4,018,653

The Fund 9

STATEMENT OF INVESTMENTS (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

New Jersey Turnpike Authority,
Turnpike Revenue:
(Merlots Program) 3.01% (Insured; MBIA
and Liquidity Facility; Wachovia Bank)	6,000,000	[a,b]	6,000,000
(Putters Program) 3.05% (Insured; MBIA and
Liquidity Facility; JPMorgan Chase Bank)	2,495,000	[a,b]	2,495,000
New Milford, GO Notes, TAN
3.52%, 2/8/2006	3,000,000		3,004,968
Newark, GO Notes, Refunding 4.40% 10/1/2006
(Insured; FSA)	1,330,000		1,345,689
Newark Housing Authority, MFHR
3.17% (Liquidity Facility; Merrill Lynch)	4,510,000	[a,b]	4,510,000
Paramus School District, GO Notes 4.19%, 9/15/2006	1,649,480		1,665,271
Passaic County, GO Notes, BAN
3.70%, 7/14/2006	10,000,000		10,061,151
Passaic County Utilities Authority,
Sewer Revenue, Refunding
(Solid Waste System Project Notes) 3.19%, 2/27/2006	2,000,000		2,003,525
Pequannock Township, BAN 3.70%, 10/27/2006	1,000,000		1,004,814
Port Authority of New York and New Jersey:
Revenue:
3.09% (Insured; FGIC and Liquidity
Facility; BNP Paribas)	10,000,000	[a,b]	10,000,000
(Putters Program):
3.08% (Insured; MBIA and
Liquidity Facility; JPMorgan Chase Bank)	3,000,000	[a,b]	3,000,000
3.08% (Insured; FGIC and
Liquidity Facility; JPMorgan Chase Bank)	370,000	[a,b]	370,000
Special Obligation Revenue:
(Merlots Program) 3.06% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	2,395,000	[a,b]	2,395,000
(Putters Program) 3.08% (Insured; MBIA and
Liquidity Facility; JPMorgan Chase Bank)	3,000,000	[a,b]	3,000,000
Rahway, GO Notes, BAN 3.96%, 7/5/2006	2,685,241	[c]	2,695,982
Raritan Township, GO Notes, BAN 3.95%, 9/8/2006	3,313,000		3,337,511
Red Bank, BAN 3.95%, 8/2/2006	1,530,000		1,540,933
Ringwood Borough, GO Notes, BAN 4.19%, 11/10/2006	1,817,500		1,834,081
Salem County Industrial Pollution Control Financing
Authority, Industrial Revenue
(E.I. Dupont de Nemours) 2.86%	2,300,000	[a]	2,300,000

10

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Salem County Pollution Control Financing
Authority, PCR, Refunding
(Atlantic City Electric Company)
3% (Insured; MBIA and Liquidity Facility;
The Bank of New York)	690,000	[a]	690,000
Sparta Township, GO Notes, BAN 2.94%, 1/13/2006	3,766,514		3,766,801
Toms River Board of Education, GO Notes
4.29%, 11/22/2006	2,670,000		2,692,568
Trenton Parking Authority, Parking Revenue
(Putters Program) 3.05% (Insured; FGIC and
Liquidity Facility; JPMorgan Chase Bank)	4,320,000	[a,b]	4,320,000
Union County, GO Notes, BAN
3.22%, 3/1/2006	4,000,000		4,005,162
Union County Improvement Authority,
Revenue (Cedar Glen Housing Corp. Project)
3.06% (Insured; FNMA and Liquidity Facility; FNMA)	16,110,000	[a]	16,110,000
Union Township Board of Education,
GO Notes 3.95%, 7/13/2006	4,795,000		4,824,898
Vernon Township, GO Notes, BAN 3.50%, 1/13/2006	11,398,000		11,405,117
Voorhees Township, GO Notes, BAN
3.17%, 1/5/2006	5,819,000		5,822,382
Wanaque Borough, GO Notes, BAN 3.43%, 2/17/2006	1,108,250		1,109,807

Total Investments (cost $370,086,544)	99.3%		370,086,544
Cash and Receivables (Net)	.7%		2,612,243
Net Assets	100.0%		372,698,787

The Fund 11

STATEMENT OF INVESTMENTS (continued)

12

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%)†

F1, F1+		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	66.5
AAA, AA, A [d]		Aaa, Aa, A [d]		AAA, AA, A [d]	3.6
Not Rated [e]		Not Rated [e]		Not Rated [e]	29.9
					100.0

†	Based on total investments.
[a]	Securities payable on demand.Variable interest rate—subject to periodic change.
[b]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, these securities amounted to $74,225,000 or 19.9% of net assets.
[c]	Purchased on a delayed delivery basis.
[d]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[e]	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES November 30, 2005

See notes to financial statements.

14

STATEMENT OF OPERATIONS

[a] The fund has changed its fiscal year end from January 31 to November 30. See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

[a] The fund has changed its fiscal year end from January 31 to November 30. See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a]	The fund has changed its fiscal year end from January 31 to November 30.
[b]	Annualized.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Money Market Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company.The fund's investment objective is to provide investors with as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

On August 2, 2005, the Board of Directors approved a change in the fund's fiscal year end from January 31 to November 30.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

At November 30, 2005, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $162 is available to be applied against future net securities profits, if any, realized subsequent to November 30, 2005. If not applied, the carryover expires in fiscal 2006.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2005, January 31, 2005 and January 31, 2004, respectively, were all tax exempt income.

At November 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund's average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor, an amount not to exceed an annual rate of .25% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2005, the fund was charged $165,812 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2005, the fund was charged $83,751 pursuant to the transfer agency agreement.

During the period ended November 30, 2005, the fund was charged $3,005 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $149,496, chief compliance officer fees $1,548 and transfer agency per account fees $16,700.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

Dreyfus New Jersey Municipal Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus New Jersey Municipal Money Market Fund, Inc., including the statement of investments, as of November 30, 2005, and the related statements of operations and changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New Jersey Municipal Money Market Fund, Inc. at November 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York January 9, 2006

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal period ended November 30, 2005 as "exempt-interest dividends" (not subject to regular federal and, for individuals who are New Jersey residents, New Jersey personal income taxes).

The Fund 23

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-
related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 193
———————
David W. Burke (69)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
• U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 84
———————
Gordon J. Davis (64)
Board Member (1995)
Principal Occupation During Past 5 Years:
• Partner in the law firm of LeBoeuf, Lamb, Greene & MacRae LLP
• President, Lincoln Center for the Performing Arts, Inc. (2001)
Other Board Memberships and Affiliations:
• Consolidated Edison, Inc., a utility company, Director
• Phoenix Companies, Inc., a life insurance company, Director
• Board Member/Trustee for several not-for-profit groups
No. of Portfolios for which Board Member Serves: 26

Joni Evans (63)
Board Member (1988)
Principal Occupation During Past 5 Years:
• Senior Vice President of the William Morris Agency
No. of Portfolios for which Board Member Serves: 15
———————
Arnold S. Hiatt (78)
Board Member (1988)
Principal Occupation During Past 5 Years:
• Chairman of The Stride Rite Charitable Foundation
Other Board Memberships and Affiliations:
• Isabella Stewart Gardner Museum,Trustee
• John Merck Fund, a charitable trust,Trustee
• Business for Social Responsibility, Director
• The A.M. Fund,Trustee
No. of Portfolios for which Board Member Serves: 15
———————
Burton N. Wallack (55)
Board Member (1991)
Principal Occupation During Past 5 Years:
• President and co-owner of Wallack Management Company, a real estate management company
No. of Portfolios for which Board Member Serves: 15

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Samuel Chase, Emeritus Board Member

The Fund 25

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001. Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2003. Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 27

NOTES

For More		Information

Dreyfus		Transfer Agent &
New Jersey Municipal		Dividend Disbursing Agent
Money Market Fund, Inc.
		Dreyfus Transfer, Inc.
200 Park Avenue
		200 Park Avenue
New York, NY	10166
		New York, NY 10166

Manager		Distributor
The Dreyfus Corporation
		Dreyfus Service Corporation
200 Park Avenue
		200 Park Avenue
New York, NY	10166
		New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY	10286

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0758AR1105

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,030 in 2004 and $65,106 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2004 and $0 in 2005.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $178,500 in 2004 and $0 in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,674 in 2004 and $2,851 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $281 in 2004 and $231 in 2005. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $653,655 in 2004 and $917,339 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The

Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	January 27, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	January 27, 2006

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)